Subsequent Events - Additional Information (Detail) - USD ($) $ in Thousands		2 Months Ended	12 Months Ended
	Jan. 18, 2019	Feb. 19, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of non-adjusting events after reporting period [line items]
Acquisition of mineral, royalty and other interests			$ 46,031	$ 4,409
Additional number of shares purchased and canceled			(4,788,775)
Major purchases of assets [member] | Fruta del Norte Project [member] | ECUADOR
Disclosure of non-adjusting events after reporting period [line items]
Net smelter return royalty percentage	0.90%
Acquisition of mineral, royalty and other interests	$ 32,750
Treasury share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Additional number of shares purchased and canceled		2,400,000
Additional number of shares purchased and canceled, value		$ 11,500